Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 3,026	$ 3,621
Work in process	212	149
Finished goods	2,383	2,781
Total inventory	$ 5,621	$ 6,551